Income tax benefit/(expense) - Disclosure of deferred tax assets and liabilities by balance sheet items (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	€ 8,326	€ 9,605
TOTAL DEFERRED TAX LIABILITY	(4,409)	(4,162)
DEFERRED TAX, NET	3,943	5,443	€ 2,954	€ 4,943
TOTAL DEFERRED TAX ASSETS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	13,639	19,357	15,921
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	212,876	200,153	207,858
Fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,339	1,444	1,765
TOTAL DEFERRED TAX LIABILITY	(4,522)	(6,963)	(6,364)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	3,567	7,325	4,388
Borrowings and accrued interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	20,824	9,909	4,722
Provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	1,793	1,564	1,501
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	861	318	217
TOTAL DEFERRED TAX LIABILITY	(1,382)	(1,435)	(1,446)
Non-recognition of deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX ASSETS	227,620	201,356	204,529
TOTAL DEFERRED TAX LIABILITY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	(9,697)	(13,915)	(12,967)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
TOTAL DEFERRED TAX LIABILITY	€ (3,793)	€ (5,517)	€ (5,157)